Debt - Repayments of Long-term Debt (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2024	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Repayment of long-term debt			$ 601,536	$ 400,000	$ 480,003
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Repayment of long-term debt	$ 101,500	$ 153,000	$ 101,536	0	153,003
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Stated interest rate			1.00%
Repayment of long-term debt			$ 500,000	0	0
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Stated interest rate			0.50%
Repayment of long-term debt			$ 0	400,000	0
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Stated interest rate			3.75%
Repayment of long-term debt			$ 0	0	300,000
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Stated interest rate			3.90%
Repayment of long-term debt			$ 0	$ 0	$ 27,000